Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 5,048	$ 2,641
Cost of goods sold	7,410	2,341
Gross margin	(2,362)	300
Operating expenses
General and administrative	27,197	3,609
Research and development	20,077	7,015
Sales and marketing	3,519	1,548
Total operating expenses	50,793	12,172
Loss from operations	(53,155)	(11,872)
Other income (expense), net	38	(3,285)
Change in fair value of derivative instruments	18,498	(1,510)
Change in fair value of earn-out interests liability	72,505
Write off of subscription receivable	(379)
Realized loss on debt extinguishment	(14,104)
Income (loss) before provision for income taxes	23,403	(16,667)
Provision for income taxes	2
Net income (loss)	23,401	(16,667)
Marketable debt securities, available-for-sale
Change in net unrealized losses, net of tax of $0, for the year ended December 31, 2021	(381)
Total comprehensive income (loss)	$ 23,020	$ (16,667)
Net income (loss) per share
Basic (in Dollars per share)	$ 0.22	$ (0.23)
Diluted (in Dollars per share)	$ 0.22	$ (0.23)
Weighted average shares outstanding
Basic (in Shares)	105,568	72,027
Diluted (in Shares)	107,786	72,027